U.S. SECURITIES AND EXCHANGE COMMISSION
                                    Washington, D.C. 20549

                                          FORM 24F-2
                               Annual Notice of Securities Sold
                                    Pursuant to Rule 24f-2

                   Read instructions at end of Form before preparing Form.
                                     Please print or type


-------------------------------------------------------------------------------
1.      Name and address of issuer:
        Phoenix Home Life Mutual Insurance Company
        Phoenix Home Life Mutual Insurance Company Separate Account B
        One American Row
        Hartford, CT 06115
-------------------------------------------------------------------------------
2.      Name of each series or class of funds for which this notice is filed:
        Phoenix Home Life Separate Account B
-------------------------------------------------------------------------------
3.      Investment Company Act File Number:


        Securities Act File Number:                33-49566
-------------------------------------------------------------------------------
4.      Last day of fiscal year for which this notice is filed:
        December 31, 1995
-------------------------------------------------------------------------------
5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                   [  ]
-------------------------------------------------------------------------------
6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):


-------------------------------------------------------------------------------
7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                                   None
-------------------------------------------------------------------------------
8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                                   None
-------------------------------------------------------------------------------
9. Number and aggregate sale price of securities sold during the fiscal year:

                         3,994 units               $650,109
-------------------------------------------------------------------------------
10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                         3,994 units               $650,109
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):


-------------------------------------------------------------------------------
12.     Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during the
            fiscal year in reliance on rule 24f-2 (from Item 10):    $  650,109
                                                                     __________

      (ii)  Aggregate price of shares issued in connection with
            dividend reinvestment plans (from Item 11, if
            applicable):                                             +_________

      (iii) Aggregate price of shares redeemed or repurchased
            during the fiscal year (if applicable):                  -  786,599
                                                                     __________

      (iv)  Aggregate price of shares redeemed or repurchased
            and previously applied as a reduction to filing fees
            pursuant to rule 24e-2 (if applicable):                  +_________

      (v)   Net aggregate price of securities sold and issued
            during the fiscal year in reliance on rule 24f-2
            [line (i), plus line (ii), less line (iii), plus
            line (iv) (if applicable):                               $(136,490)
                                                                     __________

      (vi)  Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see
            Instruction C.6):                                        x_________

      (vii) Fee due [line (i) or line (v) multiplied by line (vi)]   $    0
                                                                     __________


Instruction:   Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.  See Instruction C.3.
-------------------------------------------------------------------------------
13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                       [  ]

        Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:



-------------------------------------------------------------------------------
                                         SIGNATURES

        This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

        By (Signature and Title)*       /s/ Richard J. Wirth
                                        ---------------------------------------
                                            Richard J. Wirth, Counsel
                                        ---------------------------------------

        Date     2/26/96
        *Please print the name and title of the signing officer below the signature.

-------------------------------------------------------------------------------
phl\606

                                    February 26, 1996




Phoenix Home Life Mutual Insurance Company
Separate Account B
One American Row
Hartford, CT  06115


RE:     Registration Statement No. 33-49566


Gentlemen:

        In my capacity as in-house counsel to Phoenix Home Life Mutual Insurance Company, I have served as counsel to the Phoenix Home Life Mutual Insurance Company Separate Account B in connection with the registration on Form N-4 of an indefinite number of its units of beneficial interest under the Securities Act of 1933 and the subsequent notification with respect to 3994 such units sold in reliance upon Rule 24f-2 under the Investment Company Act of 1940 during the fiscal year ended December 31, 1995 (the "Units").

        Based on my review of the relevant materials, it is my opinion that the Units are legally issued, fully paid and non-assessable. I consent to the use of this opinion in connection with the Form 24F-2 to be filed with the Securities and Exchange Commission.

                                    Very truly yours,


                                    /s/ Richard J. Wirth
                                    Richard J. Wirth


phl\607